Options and Warrants (Details) - Schedule of changes in warrants outstanding - Warrant [Member] - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Schedule of Changes in Warrants Outstanding [Abstract]
Shares, Outstanding beginning balance	1,307,671	1,435,622
Exercise Price, Outstanding beginning balance	$ 6.43	$ 6.91
Remaining Life, Outstanding beginning balance		3 years 11 months 4 days
Intrinsic Value, Outstanding beginning balance
Shares, Granted	30,000	25,000	1,770,068
Exercise Price, Granted	$ 4	$ 7.5	$ 6.19
Remaining Life, Granted	5 years	5 years	4 years 8 months 12 days
Intrinsic Value, Granted
Shares, Expired/Cancelled	(54,633)	(97,534)
Exercise Price, Expired/Cancelled	$ 12	$ 5.36
Remaining Life, Expired/Cancelled
Intrinsic Value, Expired/Cancelled
Shares, Exercised		(55,417)	(499,912)
Exercise Price, Exercised		$ 5.36	$ 6.43
Remaining Life, Exercised
Intrinsic Value, Exercised
Shares, Outstanding ending balance	1,283,038	1,307,671	1,435,622
Exercise Price, Outstanding ending balance	$ 6.14	$ 6.43	$ 6.91
Remaining Life, Outstanding ending balance	3 years 3 months 7 days	3 years 4 months 2 days
Intrinsic Value, Outstanding ending balance
Shares, Exercisable	1,283,038	1,307,671
Exercise Price, Exercisable	$ 6.14	$ 6.43
Remaining Life, Exercisable	3 years 3 months 7 days	3 years 4 months 2 days
Intrinsic Value, Exercisable